NET PREMIUMS EARNED (Details Textual) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from insurance contracts issued, without reduction for reinsurance held	[1]	S/ 2,304,918	S/ 2,296,893	S/ 2,193,755
Medical Assistance Services [Member] | Health insurance contract [Member]
Revenue from insurance contracts issued, without reduction for reinsurance held		S/ 386,300	S/ 371,200	S/ 348,800
Percentage of entity's revenue		88.83%	89.42%	89.90%

[1]	Includes the annual variation of the unearned premiums and other technical reserves.